                                         UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION

                                        Washington DC 20549

                                             FORM 13F


                                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2007

Check here if Amendment [ ]; Amendment number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Tweedy, Browne Company LLC
Address:     350 Park Avenue, 9th Floor
             New York, NY  10022

Form 13F File Number: 28-1222

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Kenneth E. Leopold
Title:    General Counsel
Phone:    212-916-0600

Signature,                  Place,        and Date of Signing:
Kenneth E. Leopold     New York, New York     11/07/2007
Signature                  City,  State          Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            73

Form 13F Information Table Value Total:    $2,621,219

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                                                  1
Form 13F File Number:                         28-04975
Name:                   Affiliated Managers Group Inc.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN AMRO HLDGS ADR             ADR              000937102    79349  1511402  SH      SOLE                1511402
AKZO NOBEL NV SPONSORED ADR    ADR              010199305    17646   214674  SH      SOLE                 214674
DIAGEO PLC- SPONSORED ADR      ADR              25243Q205    57670   657358  SH      SOLE                 657358
ENI SPONSORED ADR              ADR              26874R108     1349    18285  SH      SOLE                  18285
GLAXO SMITHKLINE PLC, ADR      ADR              37733W105    60722  1141394  SH      SOLE                1141394
HEINEKEN HOLDINGS 'A' ADRS     ADR              B0DM8G4      37031   644014  SH      SOLE                 644014
HEINEKEN NV ADR                ADR              2419176      41019  1253483  SH      SOLE                1253483
NOVARTIS AG ADR                ADR              66987V109     9645   175496  SH      SOLE                 175496
SANOFI-AVENTIS ADR             ADR              80105N105    36732   865914  SH      SOLE                 865914
SK TELECOM - ADR               ADR              78440P108   231118  7781757  SH      SOLE                7587957            193800
UNILEVER (UL)                  ADR              904767704    13284   419460  SH      SOLE                 419460
UNILEVER (UN)                  ADR              904784709    53903  1747251  SH      SOLE                1747251
HONDA MOTOR CO LTD             COM              6435145       1255    37400  SH      SOLE                  37400
KRAFT INC.( New )              COM              6486046       5149   286100  SH      SOLE                 286100
ACMAT CORP CLASS A             COM              004616207      843    51890  SH      SOLE                  51890
ALLIED IRISH BANKS PLC         COM              019228402      269     5550  SH      SOLE                   5550
ALTRIA GROUP, INC.             COM              02209S103     1973    28378  SH      SOLE                  28378
AMERICAN EXPRESS COMPANY       COM              025816109   115496  1945358  SH      SOLE                1888814             56544
AMERICAN NATIONAL INSURANCE CO COM              028591105    47332   359806  SH      SOLE                 335125             24681
ANHEUSER-BUSCH COS. INC.       COM              035229103      760    15200  SH      SOLE                  15200
AT&T INC                       COM              00206R102      587    13865  SH      SOLE                  13865
BANK OF AMERICA CORP COM       COM              060505104    64542  1283903  SH      SOLE                1184903             99000
BAUSCH & LOMB                  COM              071707103    21403   334429  SH      SOLE                 261429             73000
BERKSHIRE HATHAWAY INC DEL     COM              084670108    21924      185  SH      SOLE                    185
BLOUNT INTERNATIONAL INC       COM              951801059     5557   489155  SH      SOLE                 489155
BURLINGTON NORTHERN SANTA FE C COM              12189T104    30160   371565  SH      SOLE                 319065             52500
COMCAST CORP - CLASS A         COM              20030N101      827    34189  SH      SOLE                  34189
COMCAST CORP SPECIAL CLASS A   COM              20030N200   132655  5536547  SH      SOLE                4983863            552684
CON-WAY INC.                   COM              205944101    49324  1072262  SH      SOLE                 989685             82577
CONOCOPHILLIPS                 COM              20825c104      878    10000  SH      SOLE                  10000
DOLLAR THRIFTY AUTOMOTIVE      COM              256743105     4072   117384  SH      SOLE                 117384
DOW CHEMICAL COMPANY           COM              260543103      840    19500  SH      SOLE                  19500
ELECTRONIC DATA SYSTEMS CORP   COM              285661104    10179   466094  SH      SOLE                 298840            167254
EXXON MOBIL CORPORATION        COM              30231G102      322     3484  SH      SOLE                   3484
FEDERATED INVESTORS INC (PA.)  COM              314211103    74287  1871206  SH      SOLE                1779206             92000
FINISHMASTER                   COM              31787p108     2213    72560  SH      SOLE                  72560
FIRST LONG ISLAND CORP - NY    COM              320734106     2100   100088  SH      SOLE                 100088
FISHER COMPANIES INC           COM              337756209      290     5824  SH      SOLE                   5824
G & K SERVICES INC             COM              361268105     2405    59825  SH      SOLE                  59825
GENERAL ELECTRIC CO            COM              369604103     2634    63635  SH      SOLE                  63635
GENUINE PARTS CO               COM              372460105     1225    24495  SH      SOLE                  24495
GREAT AMERN FINL RES INC       COM              389915109     9044   368836  SH      SOLE                 368836
HOME DEPOT INC                 COM              437076102    82247  2535344  SH      SOLE                2307151            228193
ILLINOIS TOOL WORKS            COM              452308109      239     4000  SH      SOLE                   4000
KRAFT FOODS INC-A              COM              50075n104      648    18780  SH      SOLE                  18780
LEUCADIA NATIONAL CORP         COM              527288104    32563   675297  SH      SOLE                 675297
MB FINANCIAL, INC.             COM              55264U108      895    25911  SH      SOLE                  25911
MBIA INC                       COM              55262C100     4595    75273  SH      SOLE                  75273
NATIONAL WESTERN LIFE INS CO   COM              638522102    33228   129818  SH      SOLE                 129818
NORFOLK SOUTHERN CORP          COM              655844108    36704   707068  SH      SOLE                 623718             83350
PNC FINANCIAL SERVICES GROUP I COM              693475105    66513   976697  SH      SOLE                 925697             51000
POPULAR INC.                   COM              733174106    16290  1326568  SH      SOLE                1326568
RAMCO GERSHENSON PROPERTIES TR COM              751452202     3514   112499  SH      SOLE                 112499
RAYONIER INC                   COM              754907103    21975   457438  SH      SOLE                 457438
SAGA COMMUNICATIONS            COM              786598102      457    62285  SH      SOLE                  62285
SHENANDOAH TELECOMMUNICATIONS  COM              82312B106      867    39840  SH      SOLE                  39840
SHERWIN WILLIAMS CO            COM              824348106      513     7800  SH      SOLE                   7800
TORCHMARK CORP                 COM              891027104    91642  1470515  SH      SOLE                1470515
TRANSATLANTIC HLDGS            COM              893521104   127792  1817027  SH      SOLE                1670703            146324
TRUSTMARK CORPORATION          COM              898402102      202     7200  SH      SOLE                   7200
UNIFIRST CORP                  COM              904708104    50765  1355190  SH      SOLE                1248505            106685
URSTADT BIDDLE PROPERTIES INC. COM              917286106      248    15000  SH      SOLE                  15000
UST INC                        COM              902911106     1082    21820  SH      SOLE                  21820
VERIZON COMMUNICATIONS         COM              92343V104      917    20718  SH      SOLE                  20718
WAL-MART STORES INC            COM              931142103    92747  2124783  SH      SOLE                1973973            150810
WELLS FARGO & COMPANY          COM              949746101    72260  2028637  SH      SOLE                2028637
AMERICAN INT'L GROUP           COM              026874107   410190  6063415  SH      SOLE                5888715            174700
BRISTOL MYERS SQUIBB CO        COM              110122108     9244   320736  SH      SOLE                 153736            167000
COCA COLA FEMSA                COM              191241108   150463  3505664  SH      SOLE                3334164            171500
JOHNSON & JOHNSON              COM              478160104    22529   342905  SH      SOLE                 342905
NATUZZI SPA                    COM              63905A101    21556  3653552  SH      SOLE                3653552
PFIZER INC                     COM              717081103      885    36210  SH      SOLE                  36210
SUN-TIMES MEDIA GROUP,INC.     COM              86688Q100    17434   680077  SH      SOLE                7680077